Consolidated Statement of Changes in Equity	Class A and Class B Shares shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Other comprehensive income/(loss) MYR (RM)	Other comprehensive income/(loss) USD ($)	Non- controlling interests MYR (RM)	Non- controlling interests USD ($)	MYR (RM)	USD ($)
Balance at Dec. 31, 2022		RM 69,284		RM 1,707,188		RM 5,861,961						RM 7,638,433
Balance (in Shares) at Dec. 31, 2022 | shares	15,700,000
Foreign currency translation adjustment								6,360				6,360
Foreign exchange reserve				(2,199)								(2,199)
Net profit (loss) for the year						7,147,068						7,147,068
Balance at Dec. 31, 2023		69,284	$ 15,700	1,704,989	$ 386,375	13,009,029	$ 2,909,598	6,360	$ (90,577)			14,789,662	$ 3,221,096
Balance (in Shares) at Dec. 31, 2023 | shares	15,700,000
Issuance of share capital		25,551,812										25,551,812
Issuance of share capital (in Shares) | shares	1,965,289
Transaction costs of share issue		(18,195,839)										(18,195,839)
Foreign currency translation adjustment								125,848				125,848
Net profit (loss) for the year						(5,150,005)						(5,150,005)
Balance at Dec. 31, 2024		7,425,257	1,659,090	1,704,989	380,961	7,859,024	1,756,010	132,208	29,540			17,121,478	3,825,601
Balance (in Shares) at Dec. 31, 2024 | shares	17,665,289
Transaction costs of share issue
Convertible securities		21,516,249										21,516,249
Convertible securities (in Shares) | shares	15,368,411
Non-controlling interests arising from a new subsidiary										1		1
Foreign currency translation adjustment								(618,265)				(618,265)	(152,245)
Net profit (loss) for the year						(7,763,104)						(7,763,104)	(1,911,623)
Balance at Dec. 31, 2025		RM 28,941,506	$ 7,126,694	RM 1,704,989	$ 419,845	RM 95,920	$ 23,620	RM (486,057)	$ (119,689)	RM 1		RM 30,256,359	$ 7,450,470
Balance (in Shares) at Dec. 31, 2025 | shares	33,033,700